Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
REVENUES	$ 120,635	$ 163,286
SELLING EXPENSES
Advertising and marketing (recovery)	78,342	89,226	(80,758)
Commissions and subcontracts	7,428	24,264	44,648
Consulting	8,503	11,121	11,647
Travel	1,758	10,072	2,437
TOTAL SELLING EXPENSES	96,031	134,683	(22,026)
GENERAL AND ADMINISTRATIVE EXPENSES
Consulting (note 12)	124,997	124,994	124,957
Depreciation	522	711	924
General and office	8,579	13,629	21,198
Professional fees	23,459	52,801	46,419
Rent (note 12)	43,505	43,748	43,174
Telephone	5,906	7,220	6,630
Bad debts	4,352
TOTAL GENERAL AND ADMINISTRATIVE EXPENSES	211,320	243,103	243,302
OPERATING LOSS	(186,716)	(214,500)	(221,276)
OTHER EXPENSES
Interest expense	(47,143)	(43,984)	(37,110)
LOSS FROM CONTINUING OPERATIONS	(233,859)	(258,484)	(258,386)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS (note 4)	3,569		(143)
NET LOSS FOR THE YEAR	(230,290)	(258,484)	(258,529)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation (loss) gain	(38,612)	39,238	(86,469)
COMPREHENSIVE LOSS	$ (268,902)	$ (219,246)	$ (344,998)
BASIC AND DILUTED NET LOSS PER SHARE
From continuing operations	$ (0.001)	$ (0.003)	$ (0.003)
From discontinued operations
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.001)	$ (0.003)	$ (0.003)
WEIGHTED AVERAGE NUMBER OF BASIC AND DILUTED COMMON SHARES OUTSTANDING	162,206,181	101,629,378	85,684,932